Net finance expense (income) (Tables)	6 Months Ended
Feb. 28, 2025
Net finance expense (income)
Summary of net finance expense (income)

	Three-month period	Three-month period	Six-month period	Six-month period
	ended February 28,	ended February 29,	ended February 28,	ended February 29,
	2025	2024	2025	2024
	$	$	$	$
Interest and bank charges	46,648	78,927	78,205	143,490
Interest income	(40,010)	(21,254)	(40,088)	(48,300)
Foreign currency exchange	(71,594)	—	(28,347)	—
Transaction costs [note 15]	845,995	1,710,863	1,040,742	1,860,335
Gain on derivative liabilities [note 15]	(1,456,228)	(906,760)	(3,129,648)	(6,317,928)
	(675,189)	861,776	(2,079,136)	(4,362,403)